Director’s Payments (Tables)	12 Months Ended
Dec. 31, 2023
Director’s Payments [Abstract]
Schedule of Director’s Payments
	2023	2022	2021
	EUR	EUR	EUR
Director’s fee	194,042	106,693	46,892
Other emoluments	-	12,006	11,272
	194,042	118,699	58,164